SHORT-TERM AND LONG-TERM DEBT	12 Months Ended
Dec. 31, 2022
Long-Term Debt, by Current and Noncurrent [Abstract]
SHORT-TERM AND LONG-TERM DEBT	SHORT-TERM AND LONG-TERM DEBT

(in thousands of $)	2022	2021
Long-term debt:
NOK700 million senior unsecured floating rate bonds due 2023	71,243	79,507
4.875% senior unsecured convertible bonds due 2023	137,900	137,900
NOK700 million senior unsecured floating rate bonds due 2024	70,734	78,939
NOK600 million senior unsecured floating rate bonds due 2025	60,048	61,334
7.25% senior unsecured sustainability-linked bonds due 2026	150,000	150,000
Lease debt financing	394,555	126,955
Borrowings secured on Frontline shares	—	15,639
U.S. dollar denominated floating rate debt due through 2029	1,329,156	1,253,481
Total debt principal	2,213,636	1,903,755
Less: unamortized debt issuance costs	(12,580)	(14,541)
Less: current portion of long-term debt	(921,270)	(302,769)
Total long-term debt	1,279,786	1,586,445

The outstanding debt as of December 31, 2022, is repayable as follows:

Year ending December 31,	(in thousands of $)
2023	921,270
2024	295,494
2025	437,200
2026	235,242
2027	185,158
Thereafter	139,272
Total debt principal	2,213,636

Interest rate information

	December 31, 2022	December 31, 2021
Weighted average interest rate*	5.30%	2.68%
US Dollar London Interbank Offered Rate ("LIBOR"), 3-Month, closing rate	4.77%	0.21%
Secured Overnight Financing Rate ("SOFR"), closing rate	4.30%	0.05%
Effective Federal Funds Rate ("EFFR"), closing rate	4.33%	0.07%
Norwegian Interbank Offered Rate ("NIBOR")	3.26%	0.95%

*The weighted average interest rate is for floating rate debt denominated in U.S. dollars and Norwegian kroner (“NOK”) which takes into consideration the effect of related interest rate swaps.

$475 million term loan and revolving credit facility
SFL Linus was consolidated from October 29, 2020. (See Note 19: Investment in Associated Companies). In October 2013, SFL Linus entered into a $475.0 million five-year term loan and revolving credit facility with a syndicate of banks to partly finance the acquisition of the rig. The facility was drawn in February 2014. During the year ended December 31, 2017, certain amendments were agreed with the banks under the loan facility, including an extension of the final maturity date by four years. In addition, the Company had given the banks a first priority pledge over all shares of SFL Linus and assigned all claims under a secured loan made by the Company to SFL Linus in favor of the banks. This loan is secured by a second priority mortgage over the rig which has been assigned to the banks. In November 2022, , the second priority mortgage over the rig was released and the rig Linus was transferred to the wholly owned subsidiary Linus Rig Ltd. The loan agreement was amended to include Linus Rig Ltd as jointly and severally liable with SFL Linus under the terms of the agreement. As of December 31, 2022, the balance outstanding under this facility was $183.8 million (2021: $199.9 million). The Company fully guaranteed the facility as of December 31, 2022 (2021: fully guaranteed).

$375 million term loan and revolving credit facility
SFL Hercules was consolidated from August 27, 2021. (See Note 19: Investment in Associated Companies). In May 2013, SFL Hercules entered into a $375.0 million six-year term loan and revolving credit facility with a syndicate of banks to partly finance the acquisition of the harsh environment semi-submersible drilling rig Hercules, previously owned by the wholly owned subsidiary SFL Deepwater. The facility was drawn in June 2013. In connection with the 2017 Restructuring Plan of Seadrill, certain amendments were agreed with the banks under the loan facility, including an extension of the final maturity date by four years. In August 2021, the Company entered into an amendment to its existing charter agreement (the “amendment agreement”) with subsidiaries of Seadrill for Hercules, which was approved by the applicable bankruptcy court in September 2021. Each of SFL’s financing banks consented to the amendment agreement, and SFL’s limited corporate guarantee of the outstanding debt of the rig owning subsidiary remains unchanged at $83.1 million as of December 31, 2022 (2021: $83.1 million). Additionally, SFL agreed to a cash contribution of $5.0 million to the SFL Hercules's pledged earnings account at the time of redelivery following the termination of the Seadrill charter, in addition to a $3.0 million payable by Seadrill. These contributions were made in December 2022 following the redelivery of the rig by Seadrill. As of December 31, 2022, the balance outstanding under this facility was $153.5 million (2021: $169.6 million). In January 2023, the rig Hercules was transferred by SFL Hercules Ltd. to the wholly owned subsidiary Hercules Rig Ltd. The loan agreement was amended to include Hercules Rig Ltd as jointly and severally liable with SFL Hercules under the terms of the agreement.

$45 million secured term loan and revolving credit facility
In June 2014, seven wholly-owned subsidiaries of the Company entered into a $45.0 million secured term loan and revolving credit facility with a bank, secured against seven 4,100 TEU container vessels. The facility bears interest at LIBOR plus a margin and has a term of five years. During June 2019, the terms of loan were amended and the loan was extended by a further two years. During June 2021 the terms of the loan were further amended and the loan was extended by a further four years. As of December 31, 2022, the available amount under the revolving part of the facility was $0.0 million (2021: $0.0 million). The net amount outstanding as of December 31, 2022, was $37.5 million (2021: $42.5 million).

$20 million secured term loan facility
In September 2014, two wholly-owned subsidiaries of the Company entered into a $20.0 million secured term loan facility with a bank, secured against two 5,800 TEU container vessels. The facility bears interest at LIBOR plus a margin and has a term of five years. In September 2019, the terms of the loan were amended and restated, and the facility now matures in March 2024. The net amount outstanding as of December 31, 2022, was $13.8 million (2021: $15.6 million).
$39 million secured term loan facility
In December 2014, two wholly-owned subsidiaries of the Company entered into a $39.0 million secured term loan facility with a bank, secured against two Kamsarmax dry bulk carriers. The Company had provided a limited corporate guarantee for this facility, which bore interest at LIBOR plus a margin and had a term of approximately eight years. The facility matured in August 2022 and was fully repaid. The net amount outstanding as of December 31, 2022, was $0.0 million (2021: $19.4 million).

$166.4 million secured term loan facility
In July 2015, eight wholly-owned subsidiaries of the Company entered into a $166.4 million secured term loan facility with a syndicate of banks, secured against eight Capesize dry bulk carriers. The Company had provided a limited corporate guarantee for this facility, which bore interest at LIBOR plus a margin and had a term of seven years. The facility matured in July 2022 and was fully repaid. The net amount outstanding as of December 31, 2022 was $0.0 million (2021: $76.3 million).

$76 million secured term loan facility
In August 2017, two wholly-owned subsidiaries of the Company entered into a $76.0 million secured term loan facility with a bank, secured against two product tankers. The two product tankers were delivered in August 2017. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of seven years. As of December 31, 2022, the net amount outstanding was $48.7 million (2021: $53.9 million).

4.875% senior unsecured convertible bonds due 2023
On April 23, 2018, the Company issued a senior unsecured convertible bond totaling $150.0 million. Additional bonds were issued on May 4, 2018 at a principal amount of $14.0 million. Interest on the bonds is fixed at 4.875% per annum and is payable in cash quarterly in arrears on February 1, May 1, August 1 and November 1. The bonds are convertible into SFL Corporation Ltd. common shares and mature on May 1, 2023. The net amount outstanding as of December 31, 2022 was $137.9 million (2021: $137.9 million). The initial conversion rate at the time of issuance was 52.8157 common shares per $1,000 bond, equivalent to a conversion price of approximately $18.93 per share. Since the issuance, dividend distributions have increased the conversion rate to 85.0332 common shares per $1,000 bond, equivalent to a conversion price of approximately $11.76 per share. Based on the closing price of our common stock of $9.22 on December 31, 2022, the if-converted value was less than the principal amounts by $29.8 million. During the year ended December 31, 2021, the Company purchased bonds with principal amounts totaling $2.0 million (2020: $8.4 million). A gain of $0.2 million was recorded on the transaction (2020: $0.3 million). In the year ended December 31, 2022, no bonds were repurchased.

In conjunction with the bond issue, the Company agreed to loan up to 7,000,000 of its common shares to affiliates of the underwriters of the issue, in order to assist investors in the bonds to hedge their position. As of December 31, 2022, a total of 3,765,842 shares were issued from up to 7,000,000 shares issuable under a share lending arrangement.

As required by ASC 470-20 "Debt with conversion and Other Options", the Company calculated the equity component of the convertible bond, taking into account both the fair value of the conversion option and the fair value of the share lending arrangement. The equity component was valued at $7.9 million at issuance and this amount was recorded as "Additional paid-in capital", with a corresponding adjustment to "Deferred charges", which was amortized to "Interest expense" over the appropriate period. The amortization of this item amounted to $1.4 million in the year ended December 31, 2021 (2020: $1.3 million). As a result of the purchase of bonds with principal amounts totaling $2.0 million (2020: $8.4 million), a total of $0.1 million was allocated as the reacquisition of the equity component (2020: $0.3 million). The balance remaining in equity as of December 31, 2021 was $6.7 million (2020: $6.8 million).

On January 1, 2022, the Company implemented the guidance contained in ASU 2020-06 which simplifies the accounting for ]certain financial instruments with characteristics of liabilities and equity. ASU 2020-06, was adopted using the modified retrospective method (see Note 2: Accounting Policies). Following the adoption, the 4.875% senior unsecured convertible notes due 2023 are reflected entirely as a liability as the embedded conversion feature is no longer presented within stockholders' equity. The cumulative effect of adopting this guidance was an incremental adjustment of $4.3 million to opening retained earnings, and a $5.9 million reduction to additional paid-in capital as of January 1, 2022. This net adjustment to equity of $1.6 million resulted in a corresponding decrease in deferred debt issuance costs. The balance remaining in equity as of January 1, 2022 and December 31, 2022 was $0.8 million which relates to the share-lending arrangement.
NOK700 million senior unsecured bonds due 2023
On September 13, 2018 the Company issued a senior unsecured bond totaling NOK600 million in the Norwegian credit market. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on September 13, 2023. On July 30, 2019, the Company conducted a tap issue of NOK100 million under this facility. The bonds were issued at 101.625% of par, and the new outstanding amount after the tap issue is NOK700 million. The net amount outstanding as of December 31, 2022, was NOK700 million, equivalent to $71.2 million (2021: NOK700 million, equivalent to $79.5 million).

$17.5 million secured term loan facility due 2023
In December 2018, two wholly-owned subsidiaries of the Company entered into a $17.5 million secured term loan facility with a bank, secured against two Supramax dry bulk carriers. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately five years. The net amount outstanding as of December 31, 2022, was $9.4 million (2021: $11.1 million).

$24.9 million senior secured term loan facility
In February 2019, three wholly-owned subsidiaries of the Company entered into a $24.9 million senior secured term loan facility with a bank, secured against three Supramax dry bulk carriers. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately five years. The net amount outstanding as of December 31, 2022, was $15.1 million (2021: $17.7 million).

$50 million senior secured term loan facility
In February 2019, three wholly-owned subsidiaries of the Company entered into a $50.0 million senior secured term loan facility with a bank, secured against three VLCCs chartered to Frontline Shipping. In 2020, $14.9 million of this facility was repaid following the sale of one VLCC and the facility then related to the remaining two VLCCs. The Company had provided a corporate guarantee for this facility, which bore interest at LIBOR plus a margin and had a term of approximately three years. The facility matured in February 2022 and was fully repaid. The net amount outstanding as of December 31, 2022, was $0.0 million (2021: $35.2 million).

$29.5 million term loan facility
In March 2019, two wholly-owned subsidiaries of the Company entered into a $29.5 million term loan facility with a bank, secured against two car carriers. The Company had provided a corporate guarantee for this facility, which bore interest at LIBOR plus a margin and had a term of approximately five years. In April 2022, the facility was repaid early in full. The net amount outstanding as of December 31, 2022, was $0.0 million (2021: $19.0 million).
NOK700 million senior unsecured bonds due 2024
On June 4, 2019, the Company issued a senior unsecured bond totaling NOK700 million in the Norwegian credit market. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on June 4, 2024. During the year ended December 31, 2020, the Company purchased bonds with principal amounts totaling NOK5 million equivalent to $0.5 million. A gain of $0.0 million was recorded on the transaction. No bonds were repurchased in the years ended December 31, 2022 and December 31, 2021. The net amount outstanding as of December 31, 2022 was NOK695 million equivalent to $70.7 million (2021: NOK695 million, equivalent to $78.9 million).

$33.1 million term loan facility
In June 2019, five wholly-owned subsidiaries of the Company entered into a $33.1 million term loan facility with a syndicate of banks. The Company has provided a corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately four years. During the year ended December 31, 2020 the five subsidiaries were dissolved and the facility was assigned to the Company. The net amount outstanding as of December 31, 2022, was $21.9 million (2021: $25.3 million).

NOK600 million senior unsecured bonds due 2025
On January 21, 2020, the Company issued a senior unsecured bond totaling NOK600 million in the Norwegian credit market. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on January 21, 2025. During the year ended December 31, 2020, the Company purchased bonds with principal amounts totaling NOK60 million equivalent to $6.0 million. A gain of $1.4 million was recorded on the transaction. No bonds were repurchased in the years ended December 31, 2022 and December 31, 2021. In December 2022, the Company resold NOK50 million equivalent to $5.0 million of the bonds which had been repurchased in 2020. The net amount outstanding as of December 31, 2022 was NOK590 million equivalent to $60.0 million (2021: NOK540 million, equivalent to $61.3 million).
$40 million senior secured term loan facility
In March 2020, two wholly-owned subsidiaries of the Company entered into a $40.0 million senior secured term loan facility with a bank, secured against two Suezmax tankers. The Company has provided a corporate guarantee for this facility, which bore interest at LIBOR plus a margin and with a term of approximately two years. During March 2022, the terms of loan were amended to bear interest at SOFR plus a margin and the loan was extended by a year. The net amount outstanding as of December 31, 2022, was $31.9 million (2021: $32.9 million).

$175 million term loan facility
In March 2020, four wholly-owned subsidiaries of the Company entered into a $175 million term loan facility with a syndicate of banks, secured against four 8,700 TEU containerships. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and with a term of approximately five years. The net amount outstanding as of December 31, 2022, was $127.7 million (2021: $146.6 million).

$50 million senior secured term loan facility
In May 2020, a wholly-owned subsidiary of the Company entered into a $50.0 million senior secured term loan facility with a bank, bearing interest at LIBOR plus a margin and with a term of approximately five years. The facility is secured against a 308,000 dwt VLCC. The net amount outstanding as of December 31, 2022, was $43.1 million (2021: $45.8 million).

$50 million senior secured credit facility
In November 2020, a wholly-owned subsidiary of the Company entered into a $50.0 million senior secured term loan facility with a bank, secured against a container vessel. The Company has provided a corporate guarantee for this facility, which bears interest at LIBOR plus a margin and with a term of approximately four years. The net amount outstanding as of December 31, 2022, was $40.0 million (2021: $45.0 million).

$51 million term loan facility
In February 2021, a wholly-owned subsidiary of the Company entered into a $51.0 million term loan facility with a bank, secured against a container vessel. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and with a term of approximately four years. The net amount outstanding as of December 31, 2022, was $43.3 million (2021: $47.7 million).

$51 million term loan facility
In April 2021, a wholly-owned subsidiary of the Company entered into a $51.0 million term loan facility with a bank, secured against a container vessel. The Company has provided a corporate guarantee for this facility, which bears interest at LIBOR plus a margin and with a term of approximately four years. The net amount outstanding as of December 31, 2022, was $44.4 million (2021: $48.8 million).

7.25% senior unsecured sustainability-linked bonds due 2026
On May 12, 2021, the Company issued a senior unsecured sustainability-linked bond totaling $150 million in the Nordic credit market. The bonds bear quarterly interest at a fixed rate of 7.25% per annum and are redeemable in full on May 12, 2026. By the maturity date of the bond, the Company aims to have committed an amount at least equal to the size of the issue on upgrades of existing vessels and/or vessel acquisitions. The net amount outstanding as of December 31, 2022 was $150.0 million (2021: $150.0 million).

$134 million term loan facility
In September 2021, two wholly-owned subsidiaries of the Company entered into a $134.0 million term loan facility with a bank, secured against two container vessels. The Company had provided a limited corporate guarantee for this facility, which bore interest at LIBOR plus a margin and had a term of approximately three years. In September 2022, the facility was repaid early in full. The net amount outstanding as of December 31, 2022, was $0.0 million (2021: $130.4 million).

$35 million term loan facility
In December 2021, a wholly-owned subsidiary of the Company entered into a $35.0 million term loan facility with a bank, secured against a container vessel. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately seven years. The net amount outstanding as of December 31, 2022, was $32.9 million (2021: $35.0 million).
$107.3 million term loan facility
In December 2021, three wholly-owned subsidiaries of the Company entered into a $107.3 million term loan facility with a bank, secured against three Suezmax tankers. One of the vessels was delivered in 2021, and $35.8 million of the facility was drawn down. Two vessels were delivered in 2022 and the remaining $71.5 million of the facility was drawn down. The Company has provided a limited corporate guarantee for this facility, which bears interest at LIBOR plus a margin and has a term of approximately five years. The net amount outstanding as of December 31, 2022, was $102.0 million (2021: $35.8 million).

$35.1 million term and revolving loan facility
In February 2022, two wholly-owned subsidiaries of the Company entered into a $35.1 million term and revolving loan facility with a bank, secured against two VLCCs. The Company had provided a limited corporate guarantee for this facility, which bore interest at SOFR plus a margin and had a term of approximately three years. During the year ended December 31, 2022, the two VLCCs were sold. The vessels were delivered in April 2022, and the facility was fully repaid. The net amount outstanding as of December 31, 2022, was $0.0 million (2021: $0.0 million).

$100.0 million term loan facility
In March 2022, four wholly-owned subsidiaries of the Company entered into a $100.0 million term loan facility with a bank, secured against four product tankers. The Company has provided a limited corporate guarantee for this facility, which bears interest at SOFR plus a margin and with a term of approximately five years. The net amount outstanding as of December 31, 2022, was $92.4 million (2021: $0.00 million).

$30.0 million loan facility
In December 2021, a wholly-owned subsidiary of the Company entered into a general share lending agreement and 8,000,000 shares were transferred into the custody of the counterparty. This facility provides a $30.0 million loan in connection with the 8,000,000 lent shares. The facility is repayable on demand, by either party to the agreement. The Company drew down $30.0 million in August 2022, and subsequently repaid the facility in full in October 2022. The facility bore interest at the US Federal Funds Rate with a zero floor plus a margin. The net amount outstanding as of December 31, 2022, was $0.0 million (2021: $0.00 million).

$23.0 million term loan facility
In September 2022, two wholly-owned subsidiaries of the Company entered into a $23.0 million term loan facility with a bank, secured against two dry bulk carriers. The Company has provided a limited corporate guarantee for this facility, which bears interest at SOFR plus a margin and with a term of approximately one year. The net amount outstanding as of December 31, 2022, was $21.8 million (2021: $0.00 million).

$115.0 million term loan facility
In September 2022, eight wholly-owned subsidiaries of the Company entered into a $115.0 million term loan facility with a bank, secured against eight dry bulk carriers. The Company has provided a limited corporate guarantee for this facility, which bears interest at SOFR plus a margin and with a term of approximately three years. The net amount outstanding as of December 31, 2022, was $110.0 million (2021: $0.00 million).

$290.0 million term loan facility
In September 2022, the Company and six wholly-owned subsidiaries of the Company entered into a $290.0 million term loan facility with a bank. The facility served as a temporary source of finance for vessel acquisitions, with a term of approximately six months. Each of the six wholly-owned subsidiaries of the Company has provided a limited corporate guarantee for this facility, which bears interest at SOFR plus a margin. The facility was partly repaid in 2022. The net amount outstanding as of December 31, 2022, was $156.0 million (2021: $0.00 million).

Lease debt financing
In September 2021, the wholly owned subsidiaries of the Company owning the two newly acquired 6,800 TEU container vessels entered into sale and leaseback transactions for these vessels, through a Japanese operating lease with call option financing structure. The sales price for each vessel was $65.0 million, totaling $130.0 million. The vessels were leased back for a term of six years, with options to purchase each vessel at the end of the fifth and sixth year. These two transactions did not qualify as sales under the US GAAP sale and leaseback guidance and have thus been recorded as financing arrangements. The net combined amount outstanding as of December 31, 2022 was $113.2 million (2021: $127.0 million).
In April 2022, the wholly owned subsidiaries of the Company owning two 6,500 CEU car carriers entered into sale and leaseback transactions for these vessels, through a Japanese operating lease with call option financing structure. The sales prices for the vessels were $23.5 million and $25.3 million. The vessels were leased back for a term of approximately three years, with options to purchase each vessel at the end of the third year. These two transactions did not qualify as sales under the US GAAP sale and leaseback guidance and have thus been recorded as financing arrangements. The net amounts outstanding as of December 31, 2022 were $20.7 million (2021: $0.0 million) and $22.4 million (2021: $0.0 million) respectively.

In October and December 2022, the wholly owned subsidiaries of the Company owning two 14,000 TEU container vessels entered into sale and leaseback transactions for these vessels, through a Japanese operating lease with call option financing structure. The sales price for each vessel was $120.0 million, totaling $240.0 million. The vessels were leased back for a term of approximately seven years, with options to purchase each vessel at the end of the seventh year. These two transactions did not qualify as sales under the US GAAP sale and leaseback guidance and have thus been recorded as financing arrangements. The net combined amount outstanding as of December 31, 2022 was $238.3 million (2021: $0.0 million).

Borrowings secured on Frontline shares
As of December 31, 2021, the Company had a forward contract which expired in January of 2022, to repurchase 1.4 million shares of Frontline at a repurchase price of $16.4 million including accrued interest. The transaction was accounted for as a secured borrowing, with the shares transferred to 'Marketable securities pledged to creditors' and a liability recorded within debt. During the year ended December 31, 2022, the forward contract to repurchase 1.4 million shares of Frontline was rolled over to September 2022, at a repurchase price of $16.7 million.

In September 2022, the Company settled the forward contract in full and recorded the sale of the 1.4 million shares and extinguishment of the corresponding debt of $15.6 million. The net amount outstanding as of December 31, 2022 was $0.0 million (December 31, 2021: $15.6 million). A net gain of $4.6 million was recognized in the Statement of Operations in respect of the settlement. (See also Note 12: Investments in Debt and Equity Securities and Note 29: Commitments and Contingent Liabilities).

The Company was required to post collateral of 20% of the total repurchase price plus any negative mark to market movement from the repurchase price for the duration of the agreement. As of December 31, 2022, $0.0 million was held as collateral and recorded as restricted cash (December 31, 2021: $8.3 million).

The aggregate book value of assets pledged as security against borrowings as of December 31, 2022, was $2,579 million (2021: $2,310 million).
Agreements related to long-term debt provide limitations on the amount of total borrowings and secured debt, and acceleration of payment under certain circumstances, including failure to satisfy certain financial covenants. As of December 31, 2022, the Company is in compliance with all of the covenants under its long-term debt facilities.